Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	7,534,513	7,035,771	6,860,246
Common stock, shares outstanding	7,534,513	7,035,771	6,860,246
Common stock, shares to be issued	4,731